CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 297,787	$ 42,583	¥ 216,224
Restricted cash	921	132	20,758
Short-term investment	1		134,621
Accounts receivable (net of allowance of RMB42,884 and RMB46,156 (US$6,600) and including amounts due from related parties amounting to RMB715 and RMB961 (US$137) as of December 31, 2024 and 2025, respectively)	44,049	6,299	51,168
Prepayments and other current assets (net of reserve of RMB174,666 and RMB162,132 (US$23,184) and including amounts due from related parties amounting to RMB119,254 and RMB109,899 (US$15,715) as of December 31, 2024 and 2025, respectively)	553,190	79,105	527,760
Inventories	45,965	6,573	33,441
Total current assets	941,913	134,692	983,972
Non-current assets:
Property, plant and equipment, net	3,724,665	532,620	3,704,325
Right-of-use assets, net	496,381	70,982	520,817
Goodwill	572,216	81,826	572,216
Intangible assets, net	255,905	36,594	292,142
Deposits for non-current assets	129,600	18,533	174,883
Long-term investments	422,002	60,345	472,166
Other non-current assets	4,680	668	5,867
Total non-current assets	5,605,449	801,568	5,742,416
Total assets	6,547,362	936,260	6,726,388
Current liabilities:
Accounts payable	119,288	17,058	199,394
Accrued expenses and other liabilities including loan from related party of RMB1,937 and RMB2,245 (US$321) as of December 31, 2024 and 2025, respectively)	804,564	115,051	846,194
Income tax payable	7,569	1,082	1,623
Operating lease liabilities, current	41,925	5,995	45,448
Short-term bank and other borrowings (including loan from related party of RMB115,693 and RMB120,398 (US$17,217) as of December 31, 2024 and 2025, respectively)	430,366	61,542	649,680
Long-term bank and other borrowings, current portion (including loan from related party of RMB17,517 and RMB47,356 (US$6,772) as of December 31, 2024 and 2025, respectively)	550,698	78,749	383,016
Total current liabilities	1,954,410	279,477	2,125,355
Non-current liabilities:
Long-term bank and other borrowings, non-current portion (including loan from related party of RMB95,493 and RMB103,216 (US$14,760) as of December 31, 2024 and 2025, respectively)	2,465,505	352,563	2,693,693
Deferred tax liabilities	75,002	10,725	82,870
Operating lease liabilities, non-current	126,499	18,089	138,894
Other long-term liabilities	75,830	10,843	67,827
Total non-current liabilities	2,742,836	392,220	2,983,284
Total liabilities	4,697,246	671,697	5,108,639
Commitments and contingencies
Equity:
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2024 and 2025, respectively)	(7)	(1)	(7)
Additional paid-in capital	2,438,000	348,629	2,169,693
Accumulated other comprehensive loss	(75,565)	(10,806)	(77,349)
Accumulated deficit	(4,465,643)	(638,578)	(4,372,832)
Total Concord Medical Services Holdings Limited shareholders' deficit	(2,103,110)	(300,741)	(2,280,390)
Noncontrolling interests	3,953,226	565,304	3,898,139
Total equity	1,850,116	264,563	1,617,749
Total liabilities and equity	6,547,362	936,260	6,726,388
Class A ordinary shares
Equity:
Ordinary shares	68	10	68
Class B ordinary shares
Equity:
Ordinary shares	¥ 37	$ 5	¥ 37